Long-Term Debt - Term Bank Loans (Details) $ in Thousands	4 Months Ended	5 Months Ended		6 Months Ended			8 Months Ended
	May 05, 2016 USD ($)	Jun. 02, 2016 USD ($)	May 31, 2016 USD ($)	Jul. 01, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 17, 2016 USD ($)	Sep. 08, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Term loan balances, with balloon payments due at maturity between October 2016 and June 2026					$ 1,105,303			$ 861,886
VLCC Ulysses
Debt Instrument [Line Items]
Debt Instrument Face Amount	$ 77,000
Duration of term bank loan	5 years
Amount drawn down				$ 76,400
Repayments Of Debt				$ 77,000
Handysize vessels, Amphitrite, Arion and Andromeda
Debt Instrument [Line Items]
Debt Instrument Face Amount			$ 33,104
Duration of term bank loan			5 years
Number of repayment installments			10
Debt periodic payment					semi-annual
Debt balloon payment			$ 7,639
Amphitrite
Debt Instrument [Line Items]
Amount drawn down		$ 12,010
Andromeda
Debt Instrument [Line Items]
Amount drawn down							$ 10,938
Repayments Of Debt							$ 10,938
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment					quarterly or semi-annual
Variable rate basis					LIBOR
All Company's term bank loans | Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					2.13%
Debt Instrument Maturity Date					Oct. 31, 2016
All Company's term bank loans | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					4.20%
Debt Instrument Maturity Date					Jun. 30, 2026
Commercial and non-commercial facility | Two VLCC vessels, Ulysses and Hercules and one LNG carrier Maria Energy
Debt Instrument [Line Items]
Debt Instrument Face Amount						$ 309,824
Duration of term bank loan						12 years
Commercial Facility
Debt Instrument [Line Items]
Number of repayment installments						20
Debt periodic payment					semi-annual
Non-commercial facility
Debt Instrument [Line Items]
Number of repayment installments						24
Debt periodic payment					semi-annual